Investment in material joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Investment in material joint ventures
Schedules of aggregated financial information of joint ventures

	Period ended December 31,
	2020	2019
	$'m	$'m
Investment in joint venture	390	375
Loss for the period	(48)	(49)
Other comprehensive income	29	7
Total comprehensive loss	(19)	(42)

Summarized financial information, as of the date these consolidated financial statements were authorized for issue, for Trivium for the twelve months ended and as at December 31, 2020 and for the two months ended and as at December 31, 2019, is set out below:

	Period ended December 31,
	2020 (i)	2019 (ii)
	$'m	$'m
Revenue	2,656	351
Expenses	(2,617)	(408)
Operating profit/(loss)	39	(57)
Net finance expense	(158)	(56)
Loss before tax	(119)	(113)
Income tax credit/(expense)	5	(1)
Loss after tax	(114)	(114)

(i)

The income statement for the period ended December 31, 2020 includes exceptional items of $35 million, in accordance with Ardagh accounting policy, of which $2 million is in respect of exceptional interest income. and $160 million of non-exceptional interest expense. Also included is depreciation and amortization of $285 million (inclusive of a measurement period adjustment of $19 million) and income tax credit of $5 million (inclusive of a measurement period adjustment of $6 million).

(ii)

The income statement for the two-month period ended December 31, 2019 includes $92 million in relation to exceptional items of which $31 million is in respect of exceptional interest expense. Also included is $25 million of non-exceptional interest expense.

	At December 31,
	2020	2019
	$'m	$'m
Non-current assets	4,644	4,109
Current assets (iii)	891	924
Total assets	5,535	5,033

Total equity	839	875
Non-current liabilities (iv)	3,892	3,444
Current liabilities (v)	804	714
Total liabilities	4,696	4,158
Total equity and liabilities	5,535	5,033

Schedule of reconciliation of carrying amount of joint venture

	2020	2019
	$'m	$'m
Group's interest in net assets of joint venture at January 1, 2020 / November 1, 2019 (vi)	375	412
Share of total comprehensive loss	(19)	(42)
Exchange	34	5
Carrying amount of interest in joint venture - December 31	390	375